BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - DocHouse and CannTech Acquisitions (Details)	Dec. 23, 2020 USD ($) EquityInstruments	Nov. 18, 2020 USD ($)	Dec. 31, 2021 USD ($)	Mar. 23, 2021 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable Stock Exchange Ratio			1
Promissory notes payable DocHouse Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note				$ 22,500,000
DocHouse Asset Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash		$ 17,477,788
Debt Payable		1,934,964
Shares Issued		$ 2,083,450
Shares Issued, shares		128,265
Total Consideration		$ 21,496,202
Cash payment due at closing		12,400,000
Cash payment due within three months of closing		3,000,000.0
Cash payment due within six months of closing		2,100,000
ASSETS ACQUIRED
Intangible assets		13,072,485
Property, plant and equipment		11,063,908
Total assets acquired at fair value		24,136,393
LIABILITIES ASSUMED
Trade payables		290,512
Accrued liabilities		46,330
Advance from related parties		2,303,349
Total liabilities assumed at fair value		2,640,191
Consideration transferred		21,496,202
DocHouse Asset Acquisition | Promissory notes payable DocHouse Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note		$ 1,900,000	$ 1,934,964
DocHouse Asset Acquisition | Subordinate Voting Shares
Acquisition-date fair value of total consideration transferred [abstract]
Percentage of discount rate attributed to the contractual restrictions		12.50%
DocHouse Asset Acquisition | Subordinate Voting Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision		6 months
DocHouse Asset Acquisition | Subordinate Voting Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision		12 months
Q4 2020 Acquisitions
ASSETS ACQUIRED
Cash	$ 2,383,373
Inventory, net	254,342
Prepaid expenses and other assets	525,989
Intangible assets	75,172,043
Right-of-use assets - operating	11,131,990
Property, plant and equipment	21,660,209
Deposits and other assets	204,132
Total assets acquired at fair value	111,332,078
LIABILITIES ASSUMED
Trade payables	1,006,424
Accrued liabilities	308,460
Advance from related parties	8,040,804
Lease liabilities - operating	11,170,076
Debts payable	8,271,432
Total liabilities assumed at fair value	28,797,196
Goodwill	3,015,000
Consideration transferred	85,549,882
CannTech PA Business Combination
Acquisition-date fair value of total consideration transferred [abstract]
Cash	25,160,864
Debt Payable	13,917,181
Shares Issued	$ 25,000,000.0
Shares Issued, shares | EquityInstruments	1,310,041
Total Consideration	$ 64,053,680
ASSETS ACQUIRED
Cash	2,383,373
Inventory, net	254,342
Prepaid expenses and other assets	525,989
Intangible assets	62,099,558
Right-of-use assets - operating	11,131,990
Property, plant and equipment	10,596,301
Deposits and other assets	204,132
Total assets acquired at fair value	87,195,685
LIABILITIES ASSUMED
Trade payables	715,912
Accrued liabilities	262,130
Advance from related parties	5,737,455
Lease liabilities - operating	11,170,076
Debts payable	8,271,432		$ 13,917,181
Total liabilities assumed at fair value	26,157,005
Goodwill	3,015,000
Consideration transferred	64,053,680
CannTech PA Business Combination | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued	$ 24,975,635
Shares Issued, shares | EquityInstruments	1,310,041
Exchangeable Stock Exchange Ratio	1
Percentage of discount rate attributed to the contractual restrictions	12.00%
CannTech PA Business Combination | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	4 months
CannTech PA Business Combination | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months